UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10499

Name of Fund: BlackRock California Municipal 2018 Term Trust (BJZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock California Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 138.1%

Corporate — 12.7%

California Pollution Control Financing Authority, RB, AMT:
Republic Services Inc. Project, Series B, 5.25%, 6/01/23	$2,020	$2,041,432
Waste Management Inc. Project, Series A, 5.13%, 7/01/31	4,000	4,279,800
California Pollution Control Financing Authority, Refunding RB:
Republic Services Inc. Project, Series C, AMT, 5.25%, 6/01/23	2,030	2,052,574
San Diego Gas & Electric, Series A, 5.90%, 6/01/14	3,100	3,478,448

		11,852,254

County/City/Special District/School District — 42.6%
City of Vista California, COP, Refunding, Community Projects (NPFGC):
5.00%, 5/01/19	1,000	1,040,890
4.75%, 5/01/21	1,115	1,125,648
Clovis Unified School District California, GO, CAB, Election 2004, Series A (NPFGC), 5.13%, 8/01/21 (a)(b)	7,500	4,889,850
County of San Bernardino California, Special Tax Bonds, Community Facilities District No. 2002-1:
5.35%, 9/01/17	105	102,970
5.50%, 9/01/18	245	239,034
5.60%, 9/01/19	500	486,020
5.70%, 9/01/20	355	344,574
County of San Diego California, COP, Refunding, MTS Tower (AMBAC), 5.25%, 11/01/19	2,980	3,037,454
Fontana Public Finance Authority California, Tax Allocation Bonds, Refunding, North Fontana Redevelopment Project, Series A (AGM), 5.25%, 9/01/18	3,395	3,616,083
Irvine Unified School District California, Special Tax Bonds, Community Facilities District No. 86-1 (AGM), 5.25%, 9/01/18	5,000	5,360,400
Lathrop Financing Authority, RB, Water Supply Project:
5.80%, 6/01/21	995	986,851
5.85%, 6/01/22	1,040	1,030,099
5.90%, 6/01/23	1,000	989,990
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	2,500	2,707,650

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/School District (concluded)
Riverside Unified School District California, GO, Series A (NPFGC), 5.25%, 2/01/23	$5,000	$5,208,500
San Manuel Entertainment Authority, Series 04-C, 4.50%, 12/01/16	4,000	3,583,120
Santa Clara Valley Transportation Authority, RB, Series A (NPFGC), 5.00%, 6/01/11 (c)	2,135	2,245,572
Stockton East Water District, COP, Refunding, Series B (NPFGC), 5.93%, 4/01/19 (b)	4,590	2,741,745

		39,736,450

Education — 4.8%
California Infrastructure & Economic Development Bank, RB, J. David Gladstone Institute Project, 5.50%, 10/01/20	1,985	2,013,167
California State Public Works Board, Refunding RB, Trustees of the California State University, Series A, 5.00%, 10/01/17	2,415	2,420,772

		4,433,939

Health — 20.2%
ABAG Finance Authority for Nonprofit Corps, RB, San Diego Hospital Association, Series C, 5.38%, 3/01/21	2,100	2,118,690
California Health Facilities Financing Authority, RB, Health Facility, Adventist Health System, Series A:
5.00%, 3/01/18	1,075	1,091,555
5.00%, 3/01/19	1,000	1,010,710
5.00%, 3/01/20	2,060	2,073,781
5.00%, 3/01/24	1,355	1,337,575
California Infrastructure & Economic Development Bank, RB, Kaiser Hospital Assistance I-LLC, Series A, 5.55%, 8/01/31	6,500	6,550,505
California Statewide Communities Development Authority, Refunding RB, Daughters of Charity Health, Series A, 5.25%, 7/01/24	5,000	4,657,300

		18,840,116

State — 14.8%
California State Public Works Board, Refunding RB, California Community Colleges, Series A, 5.00%, 12/01/17	2,020	2,025,939

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2010	1

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)

State (concluded)
State of California, GO:
5.00%, 11/01/11 (c)	$4,740	$5,060,329
5.00%, 11/01/20	260	263,372
State of California, GO, Refunding, Veterans, Series BZ, AMT (NPFGC), 5.35%, 12/01/21	6,500	6,447,220

		13,796,860

Transportation — 30.6%
City of Long Beach California, RB, Series A, AMT (NPFGC), 5.25%, 5/15/18	5,000	5,056,150
Foothill Eastern Transportation Corridor Agency California, Refunding RB, CAB, 5.89%, 1/15/21 (b)	20,000	9,461,000
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 4.50%, 5/15/19 (d)	3,420	3,693,600
Los Angeles Harbor Department, Refunding RB, Series B, AMT (AMBAC), 5.50%, 8/01/21	10,025	10,287,956

		28,498,706

Utilities — 12.4%
California State Department of Water Resources, RB, Series A, 5.13%, 5/01/12 (c)	6,500	7,134,985
California State Department of Water Resources, Refunding RB, Series H, Power Supply, 5.00%, 5/01/22	3,500	3,784,795
Los Angeles Department of Water & Power, RB, Series B, 5.00%, 7/01/18	600	676,344

		11,596,124

Total Municipal Bonds in California		128,754,449

Multi-State — 4.9%

Housing — 4.9%
MuniMae TE Bond Subsidiary LLC, 7.50% (e)(f)(g)	4,869	4,515,581

Puerto Rico — 8.5%

State — 8.5%
Commonwealth of Puerto Rico, GO, Public Improvement, Series B, 5.25%, 7/01/17	1,035	1,067,137
Puerto Rico Public Buildings Authority, Refunding RB:
Government Facilities, Series C, 5.75%, 7/01/19	4,405	4,680,444
Government Facilities, Series C, 5.75%, 7/01/19 (a)	5	6,083
Government Facilities, Series M, 6.00%, 7/01/20	1,000	1,078,520

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

State (concluded)
Puerto Rico Public Buildings Authority, Refunding RB (concluded):
Government Facilities, Series M, 6.25%, 7/01/21	$1,000	$1,100,130

		7,932,314

Total Municipal Bonds in Puerto Rico		7,932,314

U.S. Virgin Islands — 3.1%

State — 3.1%
Virgin Islands Public Finance Authority, RB, Senior Lien, Matching Fund Loan Note, Series A:
5.25%, 10/01/17	360	373,666
5.25%, 10/01/19	455	464,341
5.25%, 10/01/21	460	465,102
5.25%, 10/01/22	315	317,570
5.25%, 10/01/23	960	964,195
5.25%, 10/01/24	300	301,071

		2,885,945

Total Municipal Bonds in U.S. Virgin Islands		2,885,945

Total Long-Term Investments (Cost – $143,858,139) – 154.6%		144,088,289

Short-Term Securities	Shares

CMA California Municipal Money Fund, 0.04% (h)(i)	7,129,719	7,129,719

Total Short-Term Securities (Cost – $7,129,719) – 7.6%		7,129,719

Total Investments (Cost – $150,987,858*) – 162.2%		151,218,008
Liabilities in Excess of Other Assets – (2.6)%		(2,467,779)
Preferred Shares, at Redemption Value – (59.6)%		(55,526,390)

Net Assets Applicable to Common Shares – 100.0%		$93,223,839

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$151,027,577

Gross unrealized appreciation	$3,338,516
Gross unrealized depreciation	(3,148,085)

Net unrealized appreciation	$190,431

2	BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2010

Schedule of Investments (concluded)	BlackRock California Municipal 2018 Term Trust (BJZ)

(a)	Security is collateralized by Municipal or US Treasury obligations.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation

Siebert Branford	$3,693,600	$(10,328)

(e)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA California Municipal Money Fund	$6,914,450	$457

(i)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$144,008,289	—	$144,008,289
Short-Term Securities	$7,129,719	—	—	7,129,719

Total	$7,129,719	$144,008,289	—	$151,218,008

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2010	3

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal 2018 Term Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock California Municipal 2018 Term Trust

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: May 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal 2018 Term Trust

Date: May 27, 2010